Goodwill - Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 54,777,439	$ 1,950,764	$ 50,198,436	$ 1,787,693	$ 49,974,446	$ 9,934,494
Packaging segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	35,703,625	1,271,496	35,717,828
Testing segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	13,365,068	475,964	13,421,321
EMS Segment Member [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	5,560,645	198,029	903,346
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 148,101	$ 5,275	$ 155,941